Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 08, 2020	Aug. 12, 2019
Trichome Financial Corp [member]
Disclosure Of Significant Investments [Line Items]
Investments at fair value and equity			$ 4.3
Percentage of ownership stake	23.00%
Loss on investment	$ 1.2	$ 0.6
Distributions received from associate	0.0	$ 1.6
CHP Fresco [member]
Disclosure Of Significant Investments [Line Items]
Percentage of ownership stake		13.00%
Proceeds from dissolution of associate		$ 1.5
Gain on dissolution of associate		1.3
Market risk [member]
Disclosure Of Significant Investments [Line Items]
Mark to market loss of investments held	0.2	$ 2.8
Lighthouse Strategies LLC [member]
Disclosure Of Significant Investments [Line Items]
Outstanding loan receivable				$ 3.3
Percentage of ownership interest				1.00%
Investment Accounted Using Equity Method	$ 1.9
Fleurish Cannabis Inc [member]
Disclosure Of Significant Investments [Line Items]
Percentage of ownership interest			1.30%
Investments at fair value and equity			$ 0.1